CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts	$ 4,285,809	$ 4,512,446
VIE short-term borrowing of the consolidated VIEs without recourse to Tri-Tech Holdings		$ 6,054,561
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	8,470,874	8,470,874
Ordinary shares, shares outstanding	8,449,774	8,449,774
Treasury shares ,shares	21,100	21,100
VIEs [Member]
VIE short-term borrowing of the consolidated VIEs without recourse to Tri-Tech Holdings	$ 0	$ 6,054,561